Equity (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands										12 Months Ended
	Dec. 23, 2021 shares $ / shares	Dec. 13, 2021 CAD ($) shares	Dec. 13, 2021 USD ($) shares	Sep. 30, 2021 CAD ($) $ / shares	Feb. 24, 2021 CAD ($) shares	Feb. 24, 2021 USD ($) shares	Jan. 01, 2021 shares	Oct. 07, 2020 $ / shares shares	Jun. 10, 2020 shares $ / shares	Dec. 31, 2021 CAD ($) granted shares	Dec. 31, 2020 CAD ($) granted shares	Jun. 15, 2021 shares	Jun. 04, 2021 shares	Apr. 16, 2021 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common stock shares issued										76,390,043
Number of shares issued												378,774	2,791,904	2,807,577
Incremental modification expense arising from stock options | $										$ 530
Stock based compensation | $										$ 10,838	$ 1,371
Number of options granted | granted										17,500	150,000
Warrants issued										572,883
Proceeds from exercise of warrants | $										$ 6,375	$ 2,011
Treasury Share Reserve [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity										303,816	0
Moka [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity settled share based payment transactions										366,343
Performance based options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | granted										1,260,000
Postmedia Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercise of warrants | $										$ 1,312,787	$ 1,696
Postmedia Agreement [Member] | Events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common stock shares issued										1,546,120
Exercise price of warrants | $ / shares				$ 1.29
Postmedia Agreement [Member] | Effective January 1, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revenue share payment received | $				$ 263
RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement										RSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met as determined by the Board of Directors.
Stock based compensation | $										$ 10,838	$ 1,371
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding warrants issued										1,990,231	5,035,000				1,196,000
Mogo Finance common shares outstanding at June 20, 2019										1,990,231	5,035,000				1,196,000
Debenture Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued								4,479,392
Exercise price of warrants | $ / shares								$ 2.03
Number of warrants converted in to common shares							3,617,737				990,427
Proceeds against warrant exercised into common shares | $										$ 6,375	$ 2,011
Non-executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted to employees | $ / shares	$ 4.42								$ 1.56
Incremental modification expense arising from stock options | $										$ 397
Number of options granted	1,413,282								1,394,425
Mogo Shareholders [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period										3 years
Top of range [member] | RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issuable under plan										500,000
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan description										The maximum number of Common shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common shares issued and outstanding of the Company and ii) 3,800,000
Stock option granted shares										3,800,000
Minimum percentage of common shares reserved for future issuance										15.00%
Description of Conversion of stock option upon exercise				the Company granted performance-based stock options that vest monthly over a two year period starting January 1, 2022.						Each option converts into one Common Share of the Company upon exercise.
Maximum contractual term										eight years
Stock option maturity date										March 2029 to December 2029
Description of vesting requirements for share-based payment arrangement										These options generally vest either immediately or monthly over a three-four year period.
Stock Option Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issuable under plan										97,000
Prior Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum contractual term										ten years
Preference shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued										0
Outstanding warrants issued										0
Mogo Finance common shares outstanding at June 20, 2019										0
Common Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued		6,111,112	6,111,112		5,346,536	5,346,536				1,524,759
Proceeds from issuing shares, Net | $										$ 16,804
Proceeds From Issuance Of Common Stock Net of Issuance Costs		$ 32,555	$ 25,300		$ 62,833	$ 49,700
Proceeds from issuance of shares ,Gross		$ 35,175	$ 27,500		$ 67,718	$ 54,000